Share capital - Disclosure of detailed information about weighted average assumptions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Years	Dec. 31, 2024 USD ($) Years
Disclosure of classes of share capital [abstract]
Expected stock price volatility	70.00%	69.00%
Risk free interest rate	2.94%	3.10%
Expected life | Years	5	3
Expected forfeiture rate	3.25%	2.91%
Expected dividend yield	0.00%	0.00%
Share-based payments included in cost of sales	$ 0	$ 0
Share-based payments included in general and administrative expenses	2,070	1,199
Total share-based payments	$ 2,070	$ 1,199